Share-Based Payment (Details) - Schedule of the Compensation Cost Related to all of the Company’s Equity-Based Awards - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of the Total Compensation Cost Related to all of the Company’s Equity-Based Awards [Abstract]
Research and development	₪ 354	₪ 362	₪ 486
Sales and marketing	3,500		1,456
General and administrative	624	795	1,406
Total	₪ 978	₪ 1,157	₪ 3,348